Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended						12 Months Ended
	Nov. 01, 2018 shares	Dec. 22, 2017 EUR (€) shares	Jul. 31, 2021 EUR (€) € / shares shares	Jul. 31, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 31, 2021 $ / shares	Jul. 14, 2021 $ / shares	Feb. 28, 2021 $ / shares	Jan. 31, 2021 $ / shares	Nov. 09, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Net loss									€ (10,586)	€ (15,481)	€ (13,978)
Negative cash flows from operating activities									(6,537)	(6,598)	(6,592)
Proceeds from issuance of shares									26,619
Financial liabilities									14,882	19,770
Proceeds from issuance of long-term debt										€ 5,000	€ 529
American Depositary Shares
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares			1,126,127	1,126,127	443,414	443,414	621,170	621,170
Offering price (in currency per share) | (per share)			€ 7.52		€ 22.27		€ 13.33					$ 8.88	$ 8.88	$ 26.95	$ 16.16
Proceeds from issuance of shares			€ 8,500	$ 10.0	€ 9,900	$ 12.0	€ 8,300	$ 10.0
European Investment Bank
Disclosure of detailed information about borrowings [line items]
Financial liabilities									€ 14,600
Maximum borrowing capacity																€ 25,000
EIB-Tranche A
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares	254,527	195,790	369,828	369,828	310,558	310,558	310,558	310,558
Maximum borrowing capacity																€ 10,000
Proceeds from issuance of long-term debt		€ 10,000